INCOME TAXES - Disclosure of expected income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [Abstract]
Net loss before income taxes	$ (24,605,873)	$ (6,054,418)
Statutory tax rate	27.00%	27.00%
Expected income tax recovery	$ (6,643,586)	$ (1,634,693)
Tax effect of:
Permanent differences and other	257,585	29,503
Difference due to tax rate of foreign jurisdiction	135,038	504,207
Foreign exchange rate impact on temporary differences	37,493	(53,385)
Financing fees	(820,760)	(232,425)
True up of prior year difference	(11,415)	0
Change in unrecognized deferred income tax assets	7,045,645	1,409,111
Income tax provision	$ 0	$ 22,318